Organization (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jul. 17, 2024	Oct. 31, 2023	Jul. 31, 2023	Mar. 31, 2023	Sep. 28, 2025	Sep. 29, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Organization [Line Items]
Date of incorporation								Feb. 22, 2010			Feb. 22, 2010
Loss from continuing operations						$ (15,804)	$ (77,958)	$ (30,099)	$ (101,433)	$ (54,444)	$ (54,444)	$ (96,197)
Accumulated deficit						(442,578)		(442,578)			(411,379)	$ (354,928)
Current debt						204,300		204,300			$ 1,500
Restricted cash						$ 5,100		$ 5,100
Shares of complete solaria common stock						153,884,960		153,884,960			116,906,160	45,891,467
Purchase price per share											$ 10
Excess of gross proceeds												$ 5,000
Originally issued shares		2,450,000
Acquisition of assets consideration	$ 54,500
Net cash acquired,	$ 1
Net loss from discontinued operations						$ (1,100)		$ (1,100)	(2,007)	(2,007)	$ (2,007)	(173,358)
Net loss						(16,904)	$ (77,958)	(31,199)	$ (103,440)	$ (56,451)	(56,451)	(269,555)
Cash and cash equivalents						$ 5,072		$ 5,072			$ 13,378	2,593
PIPE Investors [Member]
Organization [Line Items]
Shares acquired											1,570,000
Aggregate purchase price											$ 15,700
Additional shares issued											60,000
Subscription Agreements [Member]
Organization [Line Items]
Excess of gross proceeds											$ 3,500
New Money PIPE Investors [Member]
Organization [Line Items]
Shares acquired											120,000
Purchase price per share											$ 5
Aggregate purchase price											$ 600
New Money PIPE Subscription Agreement [Member]
Organization [Line Items]
Additional shares issued											60,000
Complete Solaria Common Stock [Member]
Organization [Line Items]
Shares of complete solaria common stock											25,494,332
Additional shares issued											193,976
Complete Solaria Common Stock [Member] | Sponsor [Member]
Organization [Line Items]
Additional shares issued											150,000
Class A Ordinary Shares [Member]
Organization [Line Items]
Shares of complete solaria common stock				6,300,000
Purchased shares				1,161,512
Shares exercised					34,500,000
Right to redeem shares					7,784,739
Converted shares					1
Class A Ordinary Shares [Member] | FACT [Member]
Organization [Line Items]
Originally issued shares					23,256,504
Class A Ordinary Shares [Member] | FACT Investors [Member]
Organization [Line Items]
Remaining shares outstanding					11,243,496
Class B Ordinary Share [Member]
Organization [Line Items]
Converted shares											1
Maxeon Ordinary Shares [Member]
Organization [Line Items]
Loss from continuing operations												4,200
Shares acquired			1,100,000
Aggregate purchase price			$ 11,000
Common Stock [Member]
Organization [Line Items]
Excess of gross proceeds
Originally issued shares						4,333,334	2,718,837	4,333,334	2,718,837		2,918,837
Shares exercised						198,096	282,966	731,671	373,003		398,883	67,533
Right to redeem shares												13,458,293
Net loss
Common Stock [Member] | Complete Solaria Common Stock [Member]
Organization [Line Items]
Aggregate of shares				420,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Organization [Line Items]
Redemption amount					$ 82,200